October 7, 2011	Sarah Clinton 617- 951-7375 sarah.clinton@ropesgray.com
BY EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	GMO Series Trust (the “Trust”) (File Nos. 333-174627 and 811-22564)
Ladies and Gentlemen:
Transmitted herewith for filing by means of electronic submission on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(2) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A and (4) Regulation S-T, is Post-Effective Amendment No. 2 to the Trust’s Registration Statement under the Securities Act and Amendment No. 4 to the Trust’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 2/4”), including: (i) a Prospectus and Statement of Additional Information relating to GMO U.S. Core Equity Series Fund, a series of the Trust; and (ii) other information and the signature page.
Please note that the Registrant’s filing agent has informed us that there is currently a technical issue with the EDGAR filing system resulting in the system’s inability to accept submissions containing both existing and new series and class identifiers. Therefore, the Registrant submitted a Post-Effective Amendment No. 1 under the Securities Act and Amendment No. 3 under the 1940 Act ("Amendment No. 1/3") earlier today in order to obtain EDGAR codes for the new series of the Trust. This Amendment No. 2/4 has been submitted in order to obtain EGDAR codes for the new share classes of the GMO U.S. Core Equity Series Fund. The Registrant expects to file a third amendment for all series and classes of the Trust, and such amendment is intended to supersede Amendments No. 1/3 and 2/4.
If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7375.
Very truly yours,

/s/ Sarah Clinton
Sarah Clinton
Enclosures

cc:	Jason Harrison, Esq., Grantham, Mayo, Van Otterloo & Co. LLC Elizabeth J. Reza, Esq.